Subsequent Event (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of non-adjusting events after reporting period [abstract]
Schedule of Debentures Issued

On March 15, 2024, the Company concluded the financial settlement of its 10th debenture issue, in two series, with a surety guarantee from Cemig. Two million debentures were issued, characterized as ‘sustainable ESG debentures’, with total value of two billion Reais, which were subscribed as follows:

Series	Quantity	Amount	Remuneration	Maturity	Amortization
First Series	400,000	R$400,000,000.00	CDI + 0.80%	5 years	48th and 60th months
Second Series	1,600,000	R$1,600,000,000.00	IPCA + 6.1469%	10 years	96th, 108th and 120th months